Accounts and other receivables (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Accounts and other receivables
Trade accounts receivable	$ 14,764,297	$ 8,114,542
Tax receivable	70,487	88,874
Other receivables	57,175	127,704
Total accounts and other receivables	$ 14,891,959	$ 8,331,120